Research and Development Expense (Tables)	6 Months Ended
Dec. 31, 2024
Research and Development Expense [Abstract]
Schedule of Research and Development Expense
	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Professional fees	(410,263)	(703,788)	(157,924)	(368,559)
Amortization of intangible assets	(212,035)	(62,365)	(106,018)	(60,484)
Laboratories’ related expenses	(59,720)	(78,104)	(29,144)	(37,373)
Amortization right-of-use assets	(31,693)	(41,474)	-	(31,580)
Depreciation of fixed assets	(9,834)	-	(4,917)	-
Other research and development expenses	-	(18,026)	-	(18,026)
Total Research and development expenses	$(723,545)	$(903,757)	$(298,003)	$(516,022)